Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of inventories

	At December 31,
	2019	2018
	$'m	$'m
Raw materials and consumables	299	389
Mold parts	50	51
Work-in-progress	19	114
Finished goods	596	730
	964	1,284